Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 436,000
Previously Paid Amount	0.00
Total Fee Amount	66.75
Total Offset Amount	0.00
Net Fee	66.75
Narrative - Max Aggregate Offering Price	$ 436,000
Final Prospectus	true